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                                                           PROSPECTUS SUPPLEMENT

MORGAN STANLEY INSTITUTIONAL FUND, INC.

Supplement dated May 24, 2002
to Prospectus dated May 1, 2002 of:

EQUITY GROWTH PORTFOLIO

FOCUS EQUITY PORTFOLIO

SMALL COMPANY GROWTH PORTFOLIO

TECHNOLOGY PORTFOLIO


The Prospectus is hereby amended and supplemented to reflect changes in the management of the Small Company Growth Portfolio of Morgan Stanley Institutional Fund, Inc.

Accordingly, the "SMALL COMPANY GROWTH PORTFOLIO" paragraph in the section of the Prospectus titled "PORTFOLIO MANAGEMENT" is hereby replaced by the following:

SMALL COMPANY GROWTH PORTFOLIO
The Portfolio's assets are managed by the Small/Mid Cap Growth Team. Current members of the team include Dennis Lynch, Executive Director, and David Cohen, Vice President.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.